Equity	6 Months Ended
Jan. 31, 2022
Stockholders' Equity Note [Abstract]
EQUITY

NOTE 14 – EQUITY

Ordinary Shares

The Company was incorporated under the laws of the British Virgin Islands on January 5, 2015. Prior to the Reorganization, the Company was authorized to issue up to 100,000,000 ordinary shares with par value of $0.0004 per share and 50,000,000 shares were issued at par value. On August 21, 2018, the Company amended its Memorandum of Association and passed corporate authorizations to redeem and cancel the 50,000,000 issued shares and simultaneously increased the number of the authorized shares to 100,000,000,000 and increased the par value of each share to $0.001. In connection with the cancellation of the 50,000,000 shares, the Company issued 50,000 shares to the controlling shareholders at $0.001 per share.

On August 23, 2021, we completed a five (5) for one (1) reverse stock split (the “Reverse Split”) of our issued and outstanding ordinary shares, par value $0.001 per share. From a BVI legal perspective, the Reverse Split applied to the issued shares of the Company on the date of the Reverse Split and does not have any retroactive effect on the Company’s shares prior that date. However, for accounting purposes only (with no BVI legal effect), references to our ordinary shares in this annual report are stated as having been retroactively adjusted and restated to give effect to the Reverse Split, as if the Reverse Split had occurred by the relevant earlier date.

From a BVI legal perspective, the Reverse Split applied to the issued shares of the Company on the date of the Reverse Split and does not have any retroactive effect on the Company’s shares prior that date. However, for accounting purposes only (with no BVI legal effect), references to our ordinary shares in this annual report are stated as having been retroactively adjusted and restated to give effect to the Reverse Split, as if the Reverse Split had occurred by the relevant earlier date.

As of July 31, 2021, the Company had a total of 9,161,390 ordinary shares issued and outstanding.

In connection with the Reverse Split, the Company issued 6,076 ordinary shares as fractional shares in September 2021.

In October 2021, the investors, who subscribed for ordinary shares in the registered direct offering closed in November 2020, exercised warrants to purchase 389,855 ordinary shares at cash consideration of $1,068,197. In January 2022, these investors also cashlessly exercised warrants to purchase 70,131 ordinary shares.

As of January 31, 2022, the Company had a total of 9,627,452 ordinary shares issued and outstanding.

Statutory reserve and restricted net assets

Huaya, the Company’s subsidiary incorporated the PRC, is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends.

The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. The results of operations reflected in the unaudited condensed consolidated financial statements prepared in accordance with U.S GAAP may differ from those in the statutory financial statements of the WFOEs and VIEs. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

In light of the foregoing restrictions, Huaya is restricted in its ability to transfer their net assets to the Company. Foreign exchange and other regulations in the PRC may further restrict its subsidiary in the PRC from transferring funds to the Company in the form of dividends, loans and advances.

As of January 31, 2022 and July 31, 2021, the restricted amounts as determined pursuant to PRC statutory laws totaled $355,912 and $355,912, respectively, and total restricted net assets amounted to $962,374 and $962,374, respectively.